S000009421 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Insurance Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.89%	17.57%	12.87%
iShares U.S. Insurance ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.51%	17.13%	12.43%
Performance Inception Date				May 01, 2006
iShares U.S. Insurance ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.07%	16.62%	11.92%
iShares U.S. Insurance ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.94%	13.78%	10.22%